ACQUISITION WITH PURCHASE PRICE ALLOCATION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION WITH PURCHASE PRICE ALLOCATION

NOTE 8 – ACQUISITION WITH PURCHASE PRICE ALLOCATION

On October 30, 2024, we entered into an Asset Purchase Agreement with Control Micro Systems, Inc. (“CMS”), a laser company located in Orlando, Florida, that designs and builds turnkey laser material processing systems for marking, cutting, drilling and welding. CMS allows us to expand into the pharmaceutical market for controlled-release medications that are expanding rapidly, driven by the growing need for more effective delivery systems.

The company paid $950,000 in cash and $100,000 in common stock to the previous owner. Control Micro Systems was a distressed company that was in federal bankruptcy court beginning March of 2024. Through the courts Laser Photonics was able to acquire this business below the value of the assets free and clear of the previous liabilities.

The company contracted a third-party expert to evaluate the potential gain or loss from the purchase of these assets. The third party determined the value of the assets was worth more than the purchase price. Based on the report from the third party the fair value of the assets exceeds the purchase price resulting in a gain of $3,858,000. This has been recognized and is reflected in the company’s financial statements.

Year Ended on October 31,
2024 (Audited)

Purchase Price :
Cash for acquisition	$950,000
100,000 in common stock shares	100,000
Total Purchase consideration	$1,050,000

Purchase Price Allocation
Cash	324,918
Accounts Receivable	618,794
Inventory	938,335
Prepaid expenses	34,279
Fixtures and Equipment	672,082
Intangibles	2,468,000
Goodwill/Bargain Purchase gain	(3,857,999)
Accrued expenses	(48,207)
Deferred revenue	(100,203)
Total	$1,050,000